SHARE CAPITAL - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE CAPITAL
Risk-free interest rate	1.36%	1.95%
Annualized volatility	54.00%	62.00%
Forfeiture rate	15.00%	14.00%